FlowStone Opportunity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Net Assets	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	$2,208,574	$2,721,728	0.40%	3/3/2020
Apax XI USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	—	39,824	0.01%	6/30/2022
Clayton, Dubilier & Rice Fund XII, L.P.(a)(b)(c)	North America	Leveraged Buyout	—	(151,375)	-0.02%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(b)	North America	Leveraged Buyout	5,769,543	6,147,087	0.90%	10/29/2021
Fin VC Flagship II, LP(a)(b)	North America	Venture	2,311,305	2,530,532	0.37%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout	1,094,004	803,176	0.12%	1/31/2022
Kohlberg Investors X, L.P.(a)(b)	North America	Leveraged Buyout	39,205	109,327	0.02%	6/30/2023
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund	3,545,951	3,932,125	0.57%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(b)	North America	Leveraged Buyout	3,742,103	3,806,250	0.55%	6/21/2021
New Mountain Partners VI, L.P.(b)	North America	Leveraged Buyout	2,000,450	2,351,841	0.34%	4/8/2020
Sun Capital Partners VIII-A, L.P.(a)(b)	Cayman	Leveraged Buyout	2,569,165	2,200,000	0.32%	6/30/2022
The Veritas Capital Fund VIII, LP(b)(d)	North America	Leveraged Buyout	5,589,215	5,496,778	0.80%	3/16/2022
Trident Capital IX, L.P.(a)(b)	North America	Leveraged Buyout	2,353,337	2,563,096	0.38%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,202,985	1,544,943	0.23%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)(b)	North America	Leveraged Buyout	2,862,660	2,999,583	0.44%	1/31/2022
Total Primary Investments (Cost $35,288,497) (5.43%)***				37,094,915

Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout	$495,492	$435,997	0.06%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	Private Credit	2,095,871	1,557,296	0.23%	10/31/2019
American Securities Partners VI, L.P.(a)(b)(d)	North America	Leveraged Buyout	2,935,757	3,067,052	0.45%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout	169,070	1,529,000	0.22%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout	302,220	2,448,000	0.36%	10/29/2020
Arsenal Capital Partners III-B LP(a)(b)	North America	Leveraged Buyout	2,034,163	1,133,931	0.17%	1/1/2022
Audax Mezzanine Fund III, L.P.(a)(b)	North America	Private Credit	351,978	530,000	0.08%	6/30/2021
Audax Private Equity Fund III, L.P.(a)(b)	North America	Leveraged Buyout	75	170,000	0.02%	6/30/2023
Audax Private Equity Fund IV, L.P. (Rose)(a)(b)(d)	North America	Leveraged Buyout	38	80,000	0.01%	6/30/2023
Audax Private Equity Fund V-A, L.P.(a)(b)	North America	Leveraged Buyout	13,745,274	15,070,000	2.21%	6/30/2023
Audax Private Equity Fund VI-A, L.P.(b)	North America	Leveraged Buyout	23,875,335	20,960,000	3.07%	6/30/2023
August Capital V, L.P.(a)(b)	North America	Venture	10,066,877	11,370,926	1.67%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture	11,460	973,504	0.15%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture	10,237,575	17,946,000	2.63%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)(d)	North America	Leveraged Buyout	6,685,141	7,353,707	1.08%	10/5/2022
Bain Capital Europe III, L.P.(a)(b)(d)	North America	Leveraged Buyout	190,183	79,006	0.01%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)(d)	North America	Venture	6,649,539	3,217,313	0.47%	6/30/2022
BC European Capital IX, L.P.(b)	Guernsey	Leveraged Buyout	8,768,927	4,721,057	0.69%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout	2,202,193	3,286,758	0.48%	6/10/2021
Brookfield Capital Partners V L.P.(b)	North America	Leveraged Buyout	23,262,699	27,591,569	4.04%	6/30/2023
Caltius Partners IV, L.P.(b)	North America	Private Credit	3,973,205	3,011,501	0.44%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture	190,743	788,679	0.12%	12/31/2019
Carlyle Europe Partners IV, L.P.(b)	United Kingdom	Leveraged Buyout	1,405,173	847,275	0.12%	12/31/2021
Carlyle Partners VI, L.P.(b)	North America	Leveraged Buyout	2,417,862	1,080,866	0.16%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(d)(e)	North America	Leveraged Buyout	737,815	213,394	0.03%	9/30/2021
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit	71,891	18,755	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	842,806	1,546,087	0.23%	7/30/2021
Charles River Partnership XIV, LP(a)(b)	North America	Venture	1,012,487	243,020	0.04%	6/30/2022
Clarus Lifesciences II, L.P.(b)	North America	Venture	—	561,629	0.08%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(b)	North America	Leveraged Buyout	6,447,747	3,917,790	0.57%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture	4,933,543	9,546,300	1.40%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(b)	North America	Leveraged Buyout	4,783,918	3,926,891	0.57%	12/31/2021
CRG Partners III (Holdings I) L.P.(b)(d)	North America	Private Credit	390,900	343,863	0.05%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(e)	North America	Venture	468,540	694,415	0.10%	1/1/2020
CVC Capital Partners VI (A) L.P.(a)(b)	Jersey	Leveraged Buyout	5,307,110	3,869,858	0.57%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture	294,908	299,800	0.04%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout	1,430,652	601,024	0.09%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,497,477	8,323,998	1.22%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout	1,277,183	1,383,920	0.20%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture	128,580	5,191	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(b)	North America	Private Credit	1,464,069	2,414,000	0.35%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture	3,674,232	7,243,824	1.06%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(b)(d)	Cayman	Venture	1,900,626	3,759,575	0.55%	6/30/2022
Flexpoint Fund II, L.P.(b)(d)	North America	Venture	1,684,485	2,739,071	0.40%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)	North America	Venture	10,938,653	9,970,268	1.46%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout	—	605,626	0.09%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout	—	221,305	0.03%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout	—	850,680	0.12%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)(d)	North America	Leveraged Buyout	6,284,719	5,133,867	0.75%	12/31/2021
GTCR Evergreen Fund I/C LP(b)	North America	Leveraged Buyout	5,119,200	6,287,264	0.92%	3/31/2023
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout	1,571,692	1,005,450	0.15%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)(d)	Luxembourg	Leveraged Buyout	1,851,373	14,524,344	2.13%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(a)(b)	Luxembourg	Leveraged Buyout	24,995,713	37,185,495	5.44%	9/26/2022
Icon Partners IV, L.P.(b)	North America	Leveraged Buyout	8,478,653	8,403,359	1.23%	5/21/2021
Icon Partners V C, L.P.(b)	North America	Leveraged Buyout	7,494,294	8,866,212	1.30%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout	83,039	169,366	0.02%	12/31/2021
Institutional Venture Partners XIV, L.P.(a)(b)(d)	North America	Venture	2,500,076	901,332	0.13%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(b)(d)	Jersey	Private Credit	297,818	850,294	0.12%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	2,791,659	5,141,440	0.75%	10/27/2021
JK&B Capital V, L.P.(a)(b)(e)	North America	Venture	148,521	6,795	0.00%	12/31/2019
Kohlberg TE Investors VIII-B, L.P.(a)(b)	North America	Leveraged Buyout	25,625,133	31,555,501	4.62%	12/30/2022
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout	9,526,835	12,670,224	1.85%	6/27/2022
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout	1,738,548	2,769,000	0.41%	12/31/2020
Littlejohn Fund IV, LP(a)(b)(d)	North America	Leveraged Buyout	268,332	838,347	0.12%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(a)(d)(f)	Western Europe	Leveraged Buyout	1,877,051	1,483,642	0.22%	3/31/2022
MDCP Insurance SPV, L.P.(a)(b)	North America	Leveraged Buyout	8,969,153	12,644,465	1.85%	4/24/2023
MDV IX, L.P.(a)(b)	North America	Venture	6,134,654	8,113,980	1.19%	12/31/2020
Milestone Partners FS LP(a)(b)	North America	Leveraged Buyout	1,537,850	421,081	0.06%	12/31/2021
Milestone Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	1,610,840	1,650,000	0.24%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture	203,481	510,745	0.07%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)(d)	Western Europe	Fund of Funds	1,797,828	1,969,185	0.29%	1/18/2022
New Enterprise Associates 13, L.P.(a)(b)	North America	Venture	5,899,346	4,474,060	0.65%	1/3/2023
Northstar Mezzanine Partners V, L.P.(b)	North America	Private Credit	1,681,184	240,445	0.04%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(b)	North America	Private Credit	636,592	469,314	0.07%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit	1,149,338	928,884	0.14%	11/1/2021
Onex Partners III LP (b)	North America	Leveraged Buyout	477,198	760,000	0.11%	10/1/2021
Park Square Capital Partners II, L.P.(a)(b)	Guernsey	Private Credit	1,680,967	2,115,357	0.31%	6/30/2021
Parthenon Investors III, L.P.(b)	North America	Leveraged Buyout	434,543	1,540,942	0.23%	12/31/2019
Peepul Capital Fund II LLC(a)(b)	Global	Venture	780,497	1,685,847	0.25%	6/30/2022
Pegasus WSJLL Fund, L.P.(b)	North America	Leveraged Buyout	8,671,788	10,000,000	1.46%	12/14/2021
Permira V(a)(b)(d)	Guernsey	Leveraged Buyout	5,847,856	3,250,343	0.48%	2/1/2022
Platinum Equity Capital Partners III, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,144,105	888,080	0.13%	3/31/2022
Point 406 Ventures I, L.P.(a)(b)	North America	Venture	1,865,426	706,828	0.10%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout	9,712,729	9,451,731	1.38%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout	6,454,213	8,741,132	1.28%	12/15/2021
Quad-C Partners VIII, LP(a)(b)(d)	North America	Leveraged Buyout	672,956	4,182	0.00%	9/30/2021
Redpoint Ventures IV, L.P.(a)(b)(d)	North America	Venture	3,020,976	1,290,147	0.19%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture	922,119	1,170,501	0.17%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,373,601	1,441,910	0.21%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(b)	North America	Leveraged Buyout	193,657	467,920	0.07%	6/30/2021
Roark Capital Partners CF LP(b)(d)	North America	Leveraged Buyout	12,093,144	17,951,537	2.63%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout	1,981,510	1,779,143	0.26%	12/8/2020
SEI Holding I LP (a)(b)	North America	Leveraged Buyout	923,761	1,506,645	0.22%	3/31/2022
StepStone Real Estate Partners III, L.P.(b)(d)	North America	Fund of Funds	75,166	121,077	0.02%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout	2,862,321	2,594,836	0.38%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit	694,505	570,918	0.08%	6/30/2021
TA XII-B, L.P.(a)(b)	North America	Leveraged Buyout	15,332,314	17,023,344	2.49%	6/30/2023
TA Subordinated Debt Fund III, L.P.(b)	North America	Private Credit	86,573	193,609	0.03%	7/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	Private Credit	26,042	—	0.00%	6/30/2021
The Peninsula Fund V, L.P.(b)	North America	Private Credit	8,119,382	5,003,076	0.73%	7/1/2021
The Resolute Fund III, L.P.(a)(b)	North America	Leveraged Buyout	1,714,619	2,357,383	0.35%	12/31/2021
The Veritas Capital Partners IV, LP(a)(b)(d)	North America	Leveraged Buyout	28,583	61,647	0.01%	1/1/2022
TowerBrook Investors IV (OS), L.P.(b)	North America	Leveraged Buyout	4,116,462	2,059,147	0.30%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout	85,755	87,683	0.01%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(b)	North America	Leveraged Buyout	613,012	940,794	0.14%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(b)	North America	Leveraged Buyout	285,381	284,290	0.04%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture	6,545,505	903,286	0.13%	12/31/2020
Warburg Pincus Financial Sector, L.P.(a)(b)	North America	Leveraged Buyout	19,237,218	18,163,474	2.66%	6/30/2022
Warburg Pincus Global Growth L.P.(b)	North America	Leveraged Buyout	15,784,390	24,498,856	3.59%	6/30/2022
Warburg Pincus Private Equity XII, L.P.(a)(b)	North America	Leveraged Buyout	16,136,942	14,068,829	2.06%	6/30/2022
Total Secondary Investments (Cost $451,622,610) (75.45%)***				515,448,306
Total Investment Funds (Cost $486,911,107) (80.88%)***				$552,543,221

Short-Term Investment (18.56%)***	Shares	Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 5.21% (g)	126,793,009	$126,793,009
Total Money Market Fund (Cost $126,793,009) (18.56%)***		$126,793,009

Total Investments (Cost $613,704,116) (99.44%)***		$679,336,230
Assets less other liabilities (0.56%)***		3,858,696
Net Assets - 100.00%***		$683,194,926

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
**	The geographic region disclosed is based on where each Investment Fund is domiciled.
***	As a percentage of total net assets.
(a)	Non-income producing.
(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.
(c)	As of December 31, 2023, no capital has been contributed to this Investment Fund and the fair value represents a liability of a commitment to the Investment Fund.
(d)	Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.
(e)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(f)	The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.
(g)	The rate quoted is the annualized seven-day yield of the fund at the period end.